Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Gross revenue	$ 6,479.6	$ 5,677.2
Less subconsultant and other direct expenses	1,413.4	1,220.0
Net revenue	5,066.2	4,457.2
Direct payroll costs	2,321.5	2,039.9
Project margin	2,744.7	2,417.3
Administrative and marketing expenses	1,945.8	1,742.5
Depreciation of property and equipment	59.9	56.8
Depreciation of lease assets	121.7	122.1
Amortization of intangible assets	102.0	104.6
Net interest expense and other net finance expense	93.0	73.2
Other income	(4.9)	(7.0)
Income before income taxes	427.2	325.1
Income taxes
Current	141.6	121.3
Deferred	(45.6)	(43.2)
Total income taxes	96.0	78.1
Net income for the year	$ 331.2	$ 247.0
Earnings per share, basic (in cad per share)	$ 2.98	$ 2.23
Earnings per share, diluted (in cad per share)	$ 2.98	$ 2.22